Equity (Details) $ / shares in Units, $ in Thousands					12 Months Ended
	Nov. 13, 2024 USD ($) $ / shares	Nov. 13, 2024 R$ / shares	Aug. 13, 2024 USD ($) $ / shares	Aug. 13, 2024 R$ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares
Share capital					$ 13,177,841	$ 13,177,841	$ 13,177,841
Number of common shares (in Shares) | shares					2,218,116,370	2,218,116,370	2,218,116,370	2,373,866,570
Additional shares authorised (in Shares) | shares					1,375,853
Distribution of proposed dividends					$ 1,074,617	$ 458,165
Dividends paid per common share (in Brazil Real per share) | $ / shares					$ 0.48	$ 0.21
Net profits rate					5.00%
Share capital percentage					2.00%
Government subsidies					$ 1,280,000
Material non-controlling interest, percentage					17.60%	17.50%
Non-controlling interest voting rights, percentage					82.40%	82.50%
Non-controlling interest					$ 1,039,899	$ 682,742
Accumulated non-controlling interest					$ 880,800	728,500
Brazilian Corporate Law [Member]
Share capital percentage					20.00%
JBS USA [Member]
Non-controlling interest					$ 199,900	$ 67,100	$ 69,000
Interim Dividends [Member]
Distribution of proposed dividends	$ 358,000		$ 717,000
Dividends paid per common share (in Brazil Real per share) | (per share)	$ 0.16	R$ 1	$ 32	R$ 2
Distributed dividends					$ 1,070,000
Share Capital [Member]
Number of common shares (in Shares) | shares					2,218,116,370